Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Nov. 27, 2012
AQR Small Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AQR SMALL CAP MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Small Cap Momentum Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate with respect to the Class L Shares of the Fund (which are not offered in this Prospectus) was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class N Shares of the Fund have not commenced operations as of the date of this Prospectus. Therefore, operating expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2014, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the Fund’s portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio. Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser generally considers the Fund’s universe to be those small cap U.S. companies that are smaller than the 1000 largest U.S. companies provided, however, that this threshold may vary when taking into account transaction costs and taxes. The Adviser considers small cap U.S. companies to be those companies that typically have less than $1.5 billion in market capitalization. The Adviser will periodically review this threshold and make adjustments as necessary.

Funds using momentum strategies typically have high portfolio turnover. The Fund is expected to have annual turnover of approximately 100% for its first fiscal year, although actual portfolio turnover during this period may be higher or lower and will be affected by market conditions during the period. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Small Cap Securities Risk: The Fund will invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class N Shares of the Fund have not commenced operations as of the date of this Prospectus. As a result, the chart and table give you a picture of the long-term performance of the Fund for Class L Shares, which are not offered in this Prospectus. The performance of the Fund’s Class L Shares would be substantially similar to the performance of the Class N Shares because the Class L Shares and Class N Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses. The actual return of Class N Shares would have been lower than that of the Class L Shares because Class N Shares have higher expenses than the Class L Shares. The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance can be obtained by visiting http://www.aqrfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class N Shares of the Fund have not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aqrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class L Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	Lowest Quarterly Return
17.75% (4Q11)	-23.72% (3Q11)
As of the end of the third quarter of 2012, the Fund had a year-to-date total return of 17.35% for Class L Shares.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class N Shares of the Fund have not commenced operations as of the date of this Prospectus. As a result, the chart and table give you a picture of the long-term performance of the Fund for Class L Shares, which are not offered in this Prospectus. The performance of the Fund’s Class L Shares would be substantially similar to the performance of the Class N Shares because the Class L Shares and Class N Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class L Shares as of December 31, 2011 to the Russell 2000 Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
AQR Small Cap Momentum Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Borrowing costs	rr_Component2OtherExpensesOverAssets	0.01%	[1]
All other expenses	rr_Component3OtherExpensesOverAssets	0.49%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less: Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	1,316
AQR Small Cap Momentum Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	27.69%
2011	rr_AnnualReturn2011	(2.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
One Year	rr_AverageAnnualReturnYear01	(2.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2009
AQR Small Cap Momentum Fund | Return After Taxes on Distributions | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2009
AQR Small Cap Momentum Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2009
AQR Small Cap Momentum Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2009

[1]	The Class N Shares of the Fund have not commenced operations as of the date of this Prospectus. Therefore, operating expenses are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.90% for Class N Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through April 30, 2014. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.